Significant Transactions -- OM Purchase Price Allocation (Details) - USD ($) $ in Millions				2 Months Ended	3 Months Ended
	Mar. 31, 2016	Nov. 15, 2015	Oct. 31, 2015	Dec. 31, 2015	Mar. 31, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	$ 1,422			$ 1,440	$ 1,422
OneMain
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash consideration	4,455	$ 4,500	$ 4,478
Cash and cash equivalents	958		958		958
Investment securities	1,294		1,294		1,294
Personal loans	8,795		8,801		8,795
Intangibles	555		555		555
Other assets	247		247		247
Long-term debt	(7,725)		(7,725)		(7,725)
Unearned premium, insurance policy and claims reserves	(936)		(936)		(936)
Other liabilities	(155)		(156)		(155)
Goodwill	$ 1,422		$ 1,440		1,422
Adjustments
Cash consideration					(6)
Other liabilities					1
Other liabilities					(23)
Discount of purchased credit impaired finance receivables, Purchased Accounting Adjustment					64
Premium on purchased Performing Finance Receivables, Purchased accounting adjustment					58
Loan Premium Amortization, Purchase Accounting Adjustment				7	15
Loan Discount Accretion, Purchase Accounting Adjustment				$ 1	$ 3